Other disclosures - Fair value of financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	€ 916,504	€ 854,472	€ 840,511
Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	926,739	861,236	845,911
Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	10,994	11,529	4,310
Level 2
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	124,178	146,991	155,233
Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	155,527	138,902	167,343
Level 3
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	1,363	1,349	2,481	€ 2,587
Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	760,218	710,805	674,258
Loans and advances | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	885,470	826,767	825,249
Loans and advances | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	895,645	833,819	830,840
Loans and advances | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	141,839	127,224	158,010
Loans and advances | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	753,806	706,595	672,830
Debt instruments
Disclosure of fair value measurement of assets [line items]
Financial assets	199,351	191,312	180,130
Debt instruments | Carrying amount
Disclosure of fair value measurement of assets [line items]
Financial assets	31,034	27,705	15,262
Debt instruments | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	31,094	27,417	15,071
Debt instruments | Level 1 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	10,994	11,529	4,310
Debt instruments | Level 2 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	13,688	11,678	9,333
Debt instruments | Level 3 | Not measured at fair value in statement of financial position but for which fair value is disclosed
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value	€ 6,412	€ 4,210	€ 1,428